Retirement benefit plans	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Retirement benefit plans
23.	Retirement benefit plans

a)	Defined benefit plans

(a)	The Company has a defined benefit pension plan in accordance with the Labor Standards Act, covering all regular employees’ service years prior to the enforcement of the Labor Pension Act on July 1, 2005 and service years thereafter of employees who chose to continue to be subject to the pension mechanism under the Act. Under the defined benefit pension plan, two units are accrued for each year of service for the first 15 years and one unit for each additional year thereafter, subject to a maximum of 45 units. Pension benefits are based on the number of units accrued and the average monthly salaries and wages of the last 6 months prior to retirement.

The Company contributes monthly an amount equal to 2% of the employees’ monthly salaries and wages to the pension fund deposited with Bank of Taiwan, the trustee, under the name of the independent pension fund committee. Also, the Company would assess the balance in the aforementioned labor pension reserve account by the end of every year. If the account balance is insufficient to pay the pension calculated by the aforementioned method, to the labors expected to be qualified for retirement next year, the Company will make contribution to cover the deficit by March of following year.

(b)	The amounts recognized in the statements of financial position are as follows:

	December 31, 2016	December 31, 2017	December 31, 2017
	NT$000	NT$000	US$000
Present value of defined benefit obligations	(894,163)	(838,543)	(28,291)
Fair value of plan assets	347,195	360,017	12,146

Net defined benefit liability	(546,968)	(478,526)	(16,145)

(c)	Movements in net defined benefit liability are as follows:

	2016
	Present value of defined benefit obligations	Fair value of plan assets	Net defined benefit liability
	NT$000	NT$000	NT$000
January 1	(844,166)	324,695	(519,471)
Current service cost	(321)	—	(321)
Interest (expense) income	(14,644)	5,768	(8,876)

	(859,131)	330,463	(528,668)

Remeasurements:
Return of plan assets (not including the amount included in interest income or expense)	—	(3,413)	(3,413)
Financial assumption movement effect	(31,294)	—	(31,294)
Experience adjustments	(8,676)	—	(8,676)

	(39,970)	(3,413)	(43,383)

Pension fund contribution	—	25,083	25,083
Paid pension	4,938	(4,938)	—

December 31	(894,163)	347,195	(546,968)

	2017
	Present value of defined benefit obligations	Fair value of plan assets	Net defined benefit liability	Net defined benefit liability
	NT$000	NT$000	NT$000	US$000
January 1	(894,163)	347,195	(546,968)	(18,454)
Current service cost	(386)	—	(386)	(13)
Interest (expense) income	(13,236)	5,226	(8,010)	(270)

	(907,785)	352,421	(555,364)	(18,737)

Remeasurements:
Return of plan assets (not including the amount included in interest income or expense)	—	(1,842)	(1,842)	(62)
Financial assumption movement effect	28,506	—	28,506	962
Experience adjustments	24,174	—	24,174	815

	52,680	(1,842)	50,838	1,715

Pension fund contribution	—	26,000	26,000	877
Paid pension	16,562	(16,562)	—	—

December 31	(838,543)	360,017	(478,526)	(16,145)

(d)	The Bank of Taiwan was commissioned to manage the Fund of the Company’s defined benefit pension plan (the “Fund”) in accordance with the Fund’s annual investment and utilization plan and the “Regulations for Revenues, Expenditures, Safeguard and Utilization of the Labor Retirement Fund” (Article 6: The scope of utilization for the Fund includes deposit in domestic or foreign financial institutions, investment in domestic or foreign listed, over-the-counter, or private placement equity securities, investment in domestic or foreign real estate securitization products, etc.). With regard to the utilization of the Fund, its minimum earnings in the annual distributions on the final financial statements shall be no less than the earnings attainable from the amounts accrued from two-year time deposits with the interest rates offered by local banks. If the earning is less than aforementioned rates, government shall make payment for the deficit after authorized by the Regulator. The Company has no right to participate in managing and operating that fund and hence the Company is unable to disclose the classification of plan asset fair value in accordance with IAS 19 “Employee Benefits” paragraph 142. The constitution of fair value of plan assets as of December 31, 2016 and 2017 is given in the Annual Labor Retirement Fund Utilization Report announced by the government.

(e)	The principal actuarial assumptions used were as follows:

	2016	2017
Discount rate used in determining present values	1.50%	1.75%
Expected future salary increases	3.50%	3.50%

Assumptions regarding future mortality are set based on actuarial advice in accordance with published statistics and experience in each territory.

Because the main actuarial assumption changed, the present value of defined benefit obligations is affected. The sensitivity analysis of present value of defined benefit obligations effected by the changes of significant actuarial assumptions at December 31, 2016 and 2017 are shown below:

	Discount rate		Future salary increases
	Increase 0.25%	Decrease 0.25%	Increase 0.25%	Decrease 0.25%
December 31, 2016
Effect on present value of defined benefit obligations	(31,294)	32,893	32,174	(30,787)

December 31, 2017
Effect on present value of defined benefit obligations	(27,192)	28,506	27,955	(26,816)

The sensitivity analysis above is based on other conditions are unchanged but only one assumption is changed. In practice, more than one assumption may change all at once. The method of sensitivity analysis and the method of calculating net pension liability in the statements of financial position are the same.

The major assumptions of the actuarial valuation remain unchanged from 2016.

(f)	The Group expects to make contributions of NT$26,910 thousand (US$908 thousand) during 2018.

(g)	As of December 31, 2017, the weighted average duration of that retirement plan is 13.4 years. The analysis of timing of the future pension payment is as follows:

	December 31, 2017
	NT$000	US$000
Within 1 year	28,007	945
1-2 years	31,702	1,070
2-5 years	102,703	3,465
6-10 years	178,720	6,029

	341,132	11,509

b)	Defined contribution plans

Effective July 1, 2005, the Company established a defined contribution pension plan (the “New Plan”) under the Labor Pension Act, covering all regular employees with ROC nationality. Under the New Plan, the Company contributes monthly an amount based on 6% of the employees’ monthly salaries and wages to the employees’ individual pension accounts at the Bureau of Labor Insurance. The benefits accrued are paid monthly or in lump sum upon termination of employment. The pension costs under defined contribution pension plans of the Company for the years ended December 31, 2016 and 2017 were NT$174,096 thousand and NT$190,106 thousand (US$6,414 thousand), respectively.